RETIREMENT-RELATED BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
RETIREMENT-RELATED BENEFITS
Summary of total retirement-related benefits net periodic (income)/cost in the Consolidated Statement of Earnings

($ in millions)

	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2016	2015	2014	2016	2015	2014	2016	2015	2014
Defined benefit pension plans	$(334)	$(284)	$(833)	$1,039	$1,421	$1,267	$705	$1,137	$434
Retention Plan	17	23	15	—	—	—	17	23	15

Total defined benefit pension plans (income)/cost	$(317)	$(261)	$(818)	$1,039	$1,421	$1,267	$722	$1,160	$449

IBM 401(k) Plus Plan and non-U.S. plans	$626	$676	$713	$420	$442	$526	$1,046	$1,117	$1,239
Excess 401(k)	24	21	14	—	—	—	24	21	14

Total defined contribution plans cost	$650	$697	$727	$420	$442	$526	$1,070	$1,138	$1,253

Nonpension postretirement benefit plans cost	$195	$218	$206	$16	$55	$66	$211	$273	$272

Total retirement-related benefits net periodic cost	$527	$654	$115	$1,475	$1,918	$1,859	$2,003	$2,572	$1,974

Summary of the total PBO for defined benefit plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and associated funded status

($ in millions)

	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2016	2015	2016	2015	2016	2015
U.S. Plans
Overfunded plans
Qualified PPP	$50,403	$51,287	$51,405	$51,716	$1,002	$429
Underfunded plans
Excess PPP	$1,509	$1,522	$—	$—	$(1,509)	$(1,522)
Retention Plan	307	312	—	—	(307)	(312)
Nonpension postretirement benefit plan	4,470	4,652	26	71	(4,444)	(4,582)

Total underfunded U.S. plans	$6,286	$6,486	$26	$71	$(6,260)	$(6,415)

Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans	$17,614	$16,766	$19,647	$18,070	$2,032	$1,304
Nonpension postretirement benefit plans	0	0	0	0	0	0

Total overfunded non-U.S. plans	$17,614	$16,766	$19,647	$18,070	$2,032	$1,304

Underfunded plans
Qualified defined benefit pension plans	$21,447	$22,039	$16,374	$17,677	$(5,074)	$(4,362)
Nonqualified defined benefit pension plans	5,919	5,911	—	—	(5,919)	(5,911)
Nonpension postretirement benefit plans	692	618	71	59	(622)	(558)

Total underfunded non-U.S. plans	$28,059	$28,568	$16,445	$17,737	$(11,614)	$(10,832)

Total overfunded plans	$68,017	$68,053	$71,051	$69,786	$3,034	$1,734

Total underfunded plans	$34,344	$35,054	$16,470	$17,807	$(17,874)	$(17,247)

*

Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

Changes in benefit obligations and plan assets

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2016	2015	2016	2015	2016	2015	2016	2015
Change in benefit obligation
Benefit obligation at January 1	$53,120	$56,643	$44,717	$49,834	$4,652	$5,053	$618	$817
Service cost	—	—	420	454	17	24	5	7
Interest cost	2,048	2,028	1,035	1,075	165	163	51	50
Plan participants’ contributions	—	—	30	34	50	52	—	—
Acquisitions/divestitures, net	—	—	(63)	39	0	(8)	0	0
Actuarial losses/(gains)	602	(1,920)	3,217	(861)	16	(204)	16	(52)
Benefits paid from trust	(3,430)	(3,514)	(1,792)	(1,784)	(400)	(406)	(5)	(5)
Direct benefit payments	(123)	(117)	(381)	(402)	(30)	(23)	(27)	(26)
Foreign exchange impact	—	—	(2,222)	(3,907)	—	—	35	(174)
Medicare/Government subsidies	—	—	—	—	—	1	—	—
Amendments/curtailments/ settlements/other	—	—	20	235	—	0	0	0

Benefit obligation at December 31	$52,218	$53,120	$44,981	$44,717	$4,470	$4,652	$692	$618

Change in plan assets
Fair value of plan assets at January 1	$51,716	$55,772	$35,748	$39,543	$71	$16	$59	$84
Actual return on plan assets	3,118	(542)	3,828	417	0	0	8	7
Employer contributions	—	—	464	474	305	409	0	0
Acquisitions/divestitures, net	—	—	(73)	53	0	0	0	0
Plan participants’ contributions	—	—	30	34	50	52	—	—
Benefits paid from trust	(3,430)	(3,514)	(1,792)	(1,784)	(400)	(406)	(5)	(5)
Foreign exchange impact	—	—	(2,175)	(3,004)	—	—	9	(26)
Amendments/curtailments/ settlements/other	—	—	(10)*	14 *	—	—	0	(1)

Fair value of plan assets at December 31	$51,405	$51,716	$36,020	$35,748	$26	$71	$71	$59

Funded status at December 31	$(814)	$(1,405)	$(8,960)	$(8,969)	$(4,444)	$(4,582)	$(622)	$(558)

Accumulated benefit obligation**	$52,218	$53,120	$44,514	$44,071	N/A	N/A	N/A	N/A

*Includes the reinstatement of certain plan assets in Brazil due to government rulings in 2011 and 2013 allowing certain previously restricted plan assets to be returned to IBM. Return of assets to IBM over a three-year period began June 2011 and September 2013 respectively, with approximately $23 million returned in 2016 and $33 million returned during 2015. The remaining surplus in Brazil at December 31, 2016 is excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.

**Represents the benefit obligation assuming no future participant compensation increases

N/A—Not applicable

Net funded status

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2016	2015	2016	2015	2016	2015	2016	2015
Prepaid pension assets	$1,002	$429	$2,032	$1,304	$0	$0	$0	$0
Current liabilities— compensation and benefits	(118)	(116)	(303)	(297)	(368)	(320)	(15)	(11)
Noncurrent liabilities— retirement and nonpension postretirement benefit obligations	(1,698)	(1,718)	(10,689)	(9,976)	(4,076)	(4,262)	(607)	(547)

Funded status—net	$(814)	$(1,405)	$(8,960)	$(8,969)	$(4,444)	$(4,582)	$(622)	$(558)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2016	2015	2016	2015	2016	2015	2016	2015
Net loss at January 1	$19,363	$18,442	$20,724	$21,676	$609	$852	$128	$189
Current period loss/(gain)	1,173	2,576	1,251	661	16	(204)	14	(51)
Curtailments and settlements	—	—	(22)	(33)	—	—	20	0
Amortization of net loss included in net periodic (income)/cost	(1,314)	(1,654)	(1,408)	(1,581)	(20)	(39)	(9)	(10)

Net loss at December 31	$19,222	$19,363	$20,544	$20,724	$605	$609	$154	$128

Prior service costs/(credits) at January 1	$101	$110	$(294)	$(386)	$30	$23	$(21)	$(26)
Current period prior service costs/(credits)	—	—	—	(6)	—	—	—	0
Curtailments and Settlements	—	—	0	—	—	—	18	—
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(10)	(10)	106	98	7	7	5	5

Prior service costs/(credits) at December 31	$90	$101	$(188)	$(294)	$37	$30	$1	$(21)

Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—	—	0	0	—	—	0	0

Transition (assets)/ liabilities at December 31	$—	$—	$0	$0	$—	$—	$0	$0

Total loss recognized in accumulated other comprehensive income/ (loss)*	$19,313	$19,464	$20,356	$20,429	$642	$639	$154	$106

*

See note L, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Pre-tax estimated net loss, estimated prior service costs/(credits) and estimated transition (assets)/liabilities that will be amortized from AOCI into net periodic (income)/cost in the next fiscal year

($ in millions)

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plan	Non-U.S. Plans
Net loss	$1,348	$1,434	$21	$6
Prior service costs/(credits)	16	(93)	(7)	0
Transition (assets)/liabilities	—	0	—	0

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

($ in millions)

	2016		2015
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$29,182	$16,374	$29,784	$17,677
Plans with ABO in excess of plan assets	28,770	16,272	29,135	17,492
Plans with assets in excess of PBO	68,017	71,051	68,053	69,786

Pension Plans
RETIREMENT-RELATED BENEFITS
Components of net periodic (income)/cost of the company's retirement-related benefit plans

($ in millions)

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2016	2015	2014	2016	2015	2014
Service cost	$—	$—	$—	$420	$454	$449
Interest cost	2,048	2,028	2,211	1,035	1,075	1,533
Expected return on plan assets	(3,689)	(3,953)	(4,096)	(1,867)	(1,919)	(2,247)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/ (credits)	10	10	10	(106)	(98)	(111)
Recognized actuarial losses	1,314	1,654	1,056	1,408	1,581	1,400
Curtailments and settlements	—	—	—	22	35	26
Multi-employer plans/other costs*	—	—	—	126	293	217

Total net periodic (income)/cost	$(317)	$(261)	$(818)	$1,039	$1,421	$1,267

*

The non-U.S. plans amount includes $56 million, $233 million and $148 million related to the IBM Spain pension litigation for 2016, 2015 and 2014, respectively. See page 142 for additional information.

Assumptions used to measure the net periodic (income)/cost and year-end benefit obligations

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2016	2015	2014	2016	2015	2014
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	4.00%	3.70%	4.50%	2.40%	2.34%	3.32%
Expected long-term returns on plan assets	7.00%	7.50%	8.00%	5.53%	5.67%	6.08%
Rate of compensation increase	N/A	N/A	N/A	2.40%	2.49%	2.52%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.80%	4.00%	3.70%	1.80%	2.40%	2.34%
Rate of compensation increase	N/A	N/A	N/A	2.45%	2.40%	2.49%

N/A—Not applicable

Defined benefit pension plans' asset classes and their associated fair value

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2016. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$5,778	$1	$—	$5,779	$4,080	$0	$—	$4,080
Equity mutual funds (2)	93	—	—	93	35	—	—	35
Fixed income
Government and related (3)	—	14,897	—	14,897	—	7,577	16	7,593
Corporate bonds (4)	—	18,063	101	18,164	—	2,045	1	2,045
Mortgage and asset- backed securities	—	652	5	656	—	4	—	4
Fixed income mutual funds (5)	359	—	—	359	22	—	—	22
Insurance contracts	—	—	—	—	—	1,137	—	1,137
Cash and short-term investments (6)	55	1,927	—	1,982	294	707	—	1,001
Real estate	—	—	—	—	—	—	294	294
Derivatives (7)	18	20	—	38	43	752	—	796
Other mutual funds (8)	—	—	—	—	114	—	—	114

Subtotal	6,303	35,560	106	41,969	4,589	12,223	310	17,122

Investments measured at net asset value using the NAV practical expedient (9)	—	—	—	9,641	—	—	—	18,946
Other (10)	—	—	—	(205)	—	—	—	(48)

Fair value of plan assets	$6,303	$35,560	$106	$51,405	$4,589	$12,223	$310	$36,020

(1)

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $28 million, representing 0.1 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $15 million, representing 0.04 percent of the non-U.S. Plans assets.

(2)	Invests in predominantly equity securities
(3)	Includes debt issued by national, state and local governments and agencies
(4)

The U.S. Plan includes IBM corporate bonds of $4 million, representing 0.01 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.003 percent of the non-U.S. Plan assets.

(5)	Invests predominantly in fixed income securities
(6)	Includes cash, cash equivalents and short-term marketable securities
(7)	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives
(8)	Invests in both equity and fixed-income securities
(9)

Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships

(10)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2015. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$11,210	$1	$—	$11,211	$4,631	$0	$—	$4,631
Equity mutual funds (2)	99	—	—	99	90	—	—	90
Fixed income
Government and related (3)	—	9,854	—	9,854	—	7,482	16	7,499
Corporate bonds (4)	—	17,088	2	17,090	—	1,896	4	1,899
Mortgage and asset-backed securities	—	633	10	643	—	6	—	6
Fixed income mutual funds (5)	313	—	—	313	38	—	—	38
Insurance contracts	—	—	—	—	—	1,079	—	1,079
Cash and short-term investments (6)	244	2,305	—	2,549	142	422	—	564
Real estate	—	—	—	—	—	—	411	411
Derivatives (7)	(82)	2	—	(80)	(1)	481	—	480
Other mutual funds (8)	—	—	—	—	115	—	—	115

Subtotal	11,784	29,884	12	41,680	5,016	11,366	431	16,812

Investments measured at net asset value using the NAV practical expedient (9)	—	—	—	10,179	—	—	—	18,986
Other (10)	—	—	—	(143)	—	—	—	(50)

Fair value of plan assets	$11,784	$29,884	$12	$51,716	$5,016	$11,366	$431	$35,748

(1)

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $34 million, representing 0.1 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $14 million, representing 0.04 percent of the non-U.S. Plans assets.

(2)	Invests in predominantly equity securities
(3)	Includes debt issued by national, state and local governments and agencies
(4)

The U.S. Plan includes IBM corporate bonds of $23 million, representing 0.04 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.004 percent of the non-U.S. Plan assets.

(5)	Invests in predominantly fixed-income securities
(6)	Includes cash and cash equivalents and short-term marketable securities
(7)	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives
(8)	Invests in both equity and fixed-income securities
(9)

Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships

(10)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets

Total expected benefit payments

($ in millions)

					Total
	Qualified	Nonqualified	Qualified	Nonqualified	Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2017	$3,519	$120	$1,689	$306	$5,634
2018	3,519	121	1,705	301	5,646
2019	3,504	121	1,730	312	5,668
2020	3,589	122	1,741	358	5,809
2021	3,525	123	1,783	376	5,806
2022—2026	16,970	594	9,077	2,121	28,762

U.S. Pension Plans
RETIREMENT-RELATED BENEFITS
Reconciliation of the beginning and ending balances of Level 3 assets

($ in millions)

		Mortgage
		and Asset-
	Corporate	Backed
	Bonds	Securities	Total
Balance at January 1, 2016	$2	$10	$12
Return on assets held at end of year	(3)	0	(2)
Return on assets sold during the year	0	1	1
Purchases, sales and settlements, net	103	(5)	99
Transfers, net	(2)	(2)	(3)

Balance at December 31, 2016	$101	$5	$106

($ in millions)

		Mortgage
		and Asset-
	Corporate	Backed
	Bonds	Securities	Total
Balance at January 1, 2015	$4	$20	$24
Return on assets held at end of year	0	0	0
Return on assets sold during the year	1	0	1
Purchases, sales and settlements, net	(5)	(2)	(7)
Transfers, net	2	(8)	(6)

Balance at December 31, 2015	$2	$10	$12

Non-US Pension Plans
RETIREMENT-RELATED BENEFITS
Reconciliation of the beginning and ending balances of Level 3 assets

($ in millions)

	Government	Corporate	Real
	and Related	Bonds	Estate	Total
Balance at January 1, 2016	$16	$4	$411	$431
Return on assets held at end of year	1	0	(22)	(21)
Return on assets sold during the year	0	0	35	35
Purchases, sales and settlements, net	0	(3)	(68)	(72)
Transfers, net	0	—	—	0
Foreign exchange impact	0	0	(62)	(63)

Balance at December 31, 2016	$16	$1	$294	$310

($ in millions)

	Government	Corporate
	and Related	Bonds	Real Estate	Total
Balance at January 1, 2015	$32	$1	$411	$444
Return on assets held at end of year	(2)	0	28	26
Return on assets sold during the year	0	0	42	42
Purchases, sales and settlements, net	(10)	3	(51)	(58)
Transfers, net	—	—	—	—
Foreign exchange impact	(3)	0	(20)	(23)

Balance at December 31, 2015	$16	$4	$411	$431

Nonpension Postretirement Plans
RETIREMENT-RELATED BENEFITS
Components of net periodic (income)/cost of the company's retirement-related benefit plans

($ in millions)

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2016	2015	2014	2016	2015	2014
Service cost	$17	$24	$26	$5	$7	$7
Interest cost	165	163	187	51	50	63
Expected return on plan assets	0	0	0	(6)	(7)	(9)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/ (credits)	(7)	(7)	(7)	(5)	(5)	(5)
Recognized actuarial losses	20	39	0	9	10	11
Curtailments and settlements	—	—	—	(38)	0	0

Total net periodic cost	$195	$218	$206	$16	$55	$66

Assumptions used to measure the net periodic (income)/cost and year-end benefit obligations

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2016	2015	2014	2016	2015	2014
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	3.70%	3.40%	4.10%	7.06%	7.51%	7.78%
Expected long-term returns on plan assets	N/A	N/A	N/A	9.95%	10.17%	10.22%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.60%	3.70%	3.40%	8.26%	7.06%	7.51%

N/A—Not applicable

Total expected benefit payments

($ in millions)

				Total
		Qualified	Nonqualified	Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2017	$396	$6	$30	$432
2018	397	6	32	435
2019	403	6	34	443
2020	405	6	37	448
2021	395	7	39	441
2022—2026	1,743	36	219	1,998